Long-term Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term Debt

Note 10. Long-term Debt

To assist in funding the manufacture of the Company’s Remediation Processing Centers, between 2015 and 2017, the Company entered into two agreements which include terms for the purchase of participation rights for the sale of future revenue of the funded RPCs. The RPCs are estimated to enter scaled up operations in 2022 and make estimated payments. The Company estimates future payments based on revenue projections for the RPCs. Due to delays in scaled up operations (see Note 1 Long Lived Assets) the effective interest rate of these agreements increased from approximately 33% to 36%.

Long-term debt consists of the following:

	June 30,	December 31,
	2022	2021
Principal	$2,196,233	$2,196,233
Accrued interest	3,049,304	4,205,144
Debt discount	(219,380)	(226,823)
Total long term debt	$5,026,157	$6,174,554

Long term debt, current	$8,565	$3,256
Long term debt	$5,017,592	$6,171,298

The following table sets forth the estimated payment schedule of long-term debt as of June 30, 2022:

2022	$3,525
2023	10,795
2024	14,078
2025	18,359
2026	23,943
Thereafter	2,125,533
Total	$2,196,233